APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS - IFRS 16 Leases (Details) - USD ($) $ in Thousands	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Assets And Liabilities At Date Of Initial Application Of IFRS 16 [Line Items]
Minimum lease payments payable under non-cancellable operating lease		$ 47,779	$ 64,280	$ 98,794
Application of IFRS 16
Disclosure Of Assets And Liabilities At Date Of Initial Application Of IFRS 16 [Line Items]
Right-of-use assets	$ 35,600
Lease liabilities	$ 35,600